Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.4%
$200,000	TransDigm UK Holdings PLC, Sr. Sub., 144A, 6.875%, 5/15/2026	$ 199,500
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	520,000
100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	102,625
575,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	585,683
200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	198,720
600,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	618,750
	TOTAL	2,225,278
	Automotive—2.6%
700,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	518,000
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	705,969
600,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	615,000
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	50,250
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	252,312
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	263,244
250,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	251,957
100,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	102,250
625,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	628,125
900,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	859,500
	TOTAL	4,246,607
	Banking—0.5%
825,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	881,810
	Building Materials—1.9%
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	77,156
550,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	559,625
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	394,534
500,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	491,400
180,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	184,725
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	128,125
450,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	405,796
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	582,180
150,000	USG Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2027	151,969
	TOTAL	2,975,510
	Cable Satellite—8.1%
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	341,250
775,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	792,437
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	644,313
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	520,150
375,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	382,969
325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	334,848
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	239,906
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	478,125
275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	296,051
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	241,875
400,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	401,500
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	457,875
450,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	471,375
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$700,000		Charter Communications Holdings II, 5.750%, 1/15/2024	$ 720,125
100,000		DISH DBS Corp., 5.000%, 3/15/2023	90,375
75,000		DISH DBS Corp., 5.875%, 7/15/2022	72,866
950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	801,562
200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	174,500
125,000		Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	130,625
500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	488,750
475,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	423,938
125,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	127,031
400,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	416,000
100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	100,435
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	695,250
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	837,250
275,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	286,798
475,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	479,750
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	204,000
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	204,250
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	207,496
700,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	694,750
300,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	297,000
		TOTAL	13,055,425
		Chemicals—2.3%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	195,500
625,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	606,250
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	634,500
325,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	327,389
625,000	[1]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	523,437
525,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	515,813
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	244,688
575,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	582,187
		TOTAL	3,629,764
		Construction Machinery—0.7%
100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	105,500
525,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	531,563
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	466,875
		TOTAL	1,103,938
		Consumer Cyclical Services—0.3%
525,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	502,688
		Consumer Products—1.6%
50,000		Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	51,375
125,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	124,219
450,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	480,937
425,000		First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	426,063
650,000		Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	657,312
750,000		Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	766,875
		TOTAL	2,506,781
		Diversified Manufacturing—1.2%
100,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	104,500
75,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	79,922
634,000		Gates Global LLC, 144A, 6.000%, 7/15/2022	638,856
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 100,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	$ 103,500
375,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	324,375
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	557,562
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	177,844
	TOTAL	1,986,559
	Environmental—0.4%
600,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	598,500
	Finance Companies—2.7%
100,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	103,250
225,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	229,500
1,275,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,239,937
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	99,405
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	96,000
25,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	25,094
100,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	99,750
125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	128,425
1,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	1,196,000
850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	856,375
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	211,500
	TOTAL	4,285,236
	Food & Beverage—2.5%
625,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	100,063
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	436,262
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	399,352
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	206,250
675,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	649,687
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	304,500
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	199,250
1,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,134,844
650,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	667,875
	TOTAL	4,098,083
	Gaming—3.9%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	207,750
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	417,000
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	102,875
850,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	822,375
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	559,625
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	104,875
625,000	MGM Resorts International, 6.000%, 3/15/2023	660,937
100,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	97,750
325,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	338,406
450,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	448,875
275,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	268,125
600,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	603,000
625,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	653,125
525,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	518,438
400,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	396,250
	TOTAL	6,199,406
	Health Care—11.1%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	176,969
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	$ 643,750
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	591,500
850,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	923,312
325,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	306,313
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	143,895
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	150,563
425,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	284,750
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	104,000
575,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	513,906
675,000	HCA, Inc., 5.000%, 3/15/2024	715,536
200,000	HCA, Inc., 5.875%, 5/1/2023	213,750
475,000	HCA, Inc., 5.875%, 2/15/2026	514,187
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	796,875
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	184,625
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	291,500
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	269,675
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	539,112
525,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	546,000
200,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2023	203,000
250,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	253,438
1,025,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,025,000
1,425,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	1,357,312
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	495,125
925,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	934,250
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	569,250
550,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	500,500
1,225,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	999,906
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	49,782
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	462,659
500,000	Tenet Healthcare Corp., 144A, 5.125%, 5/1/2025	503,775
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 144A, 4.625%, 7/15/2024	276,719
125,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2025	127,031
675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	697,781
625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 10.375%, 3/1/2024	680,031
775,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	757,562
	TOTAL	17,803,339
	Health Insurance—0.4%
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	261,250
225,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	230,062
125,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	131,094
	TOTAL	622,406
	Independent Energy—5.7%
325,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	321,344
175,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	192,552
50,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	48,313
250,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	248,750
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	473,690
75,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	75,563
75,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	74,064
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	416,000
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 250,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$ 253,075
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	50,063
825,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	816,750
600,000	Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	578,250
375,000	EP Energy LLC / Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	209,062
225,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	237,375
250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	228,160
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	295,344
200,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	199,310
75,000	Laredo Petroleum, 5.625%, 1/15/2022	68,906
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	201,937
500,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	477,500
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	175,438
250,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	245,000
100,000	Parsley Energy LLC / Parsley Finance Corp., 144A, 6.250%, 6/1/2024	103,625
125,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	125,625
200,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	200,500
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	189,500
175,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	159,250
475,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	442,937
250,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	232,500
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	139,446
25,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	23,875
175,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	168,656
475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	426,455
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	307,875
125,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	41,250
375,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	80,625
425,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	429,250
150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	147,750
	TOTAL	9,105,565
	Industrial - Other—0.7%
200,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	210,500
525,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	471,187
325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	322,969
125,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	129,375
	TOTAL	1,134,031
	Insurance - P&C—3.1%
175,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	181,656
550,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	497,750
500,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	502,500
200,000	Ardonagh Midco Three PLC, 144A, 8.625%, 7/15/2023	172,000
625,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	581,250
1,450,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,439,125
425,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	365,500
700,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	672,000
650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	632,938
	TOTAL	5,044,719
	Leisure—0.7%
750,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	743,475
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Leisure—continued
$325,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$ 317,688
		TOTAL	1,061,163
		Lodging—0.3%
375,000		Hilton Domestic Operations, Sr. Unsecd. Note, 144A, 5.125%, 5/1/2026	381,563
175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	178,500
		TOTAL	560,063
		Media Entertainment—4.7%
125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	124,375
475,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	478,515
475,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	475,000
750,000	[2,3]	Clear Channel Communications, Inc., Company Guarantee, 9.000%, 3/1/2021	532,500
275,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	282,906
250,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	256,563
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	622,500
75,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	79,875
375,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	376,875
325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	331,565
225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	231,469
325,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	329,062
825,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	839,437
225,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	223,875
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	314,844
200,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	202,250
75,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	72,188
800,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	809,000
675,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	692,297
325,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	315,250
		TOTAL	7,590,346
		Metals & Mining—1.8%
375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	362,344
650,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	642,271
575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	526,125
175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	181,781
325,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	334,750
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	102,000
225,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	232,875
175,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	182,352
250,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	267,018
		TOTAL	2,831,516
		Midstream—6.2%
200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	200,250
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	173,688
425,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	426,062
75,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	76,313
550,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	557,040
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	501,470
575,000		CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	559,187
600,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	654,000
125,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	141,413
250,000		Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	256,563
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	$ 436,687
150,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.875%, 1/15/2024	164,320
300,000	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	263,250
100,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	88,125
550,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	482,625
800,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	829,600
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	701,750
450,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	440,595
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	428,625
500,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	497,500
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	450,656
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	50,920
150,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	148,875
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	273,625
275,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2027	282,563
475,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2026	504,450
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	27,031
177,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	182,310
175,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	165,375
	TOTAL	9,964,868
	Oil Field Services—1.9%
75,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	76,219
350,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	357,770
200,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	199,313
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	309,750
200,000	Sesi LLC, 7.125%, 12/15/2021	180,250
725,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	603,562
350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	333,375
175,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	178,719
525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	539,437
350,000	Weatherford International Ltd., 7.000%, 3/15/2038	200,375
150,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.250%, 6/15/2023	106,875
	TOTAL	3,085,645
	Packaging—6.2%
475,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	475,594
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	476,187
775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	819,330
675,000	Berry Plastics Corp., 5.500%, 5/15/2022	687,656
150,000	Berry Plastics Corp., 6.000%, 10/15/2022	154,875
425,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	423,534
1,175,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,137,541
350,000	Crown Americas LLC / Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	352,555
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	1,032,000
475,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	459,563
175,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	179,375
950,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	980,875
175,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	181,125
425,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	434,031
125,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	131,563
650,000	Reynolds Group Issuer, Inc. / LLC / LU, 144A, 7.000%, 7/15/2024	670,800
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 581,465	Reynolds Group Issuer, Inc. / LLC / LU, 5.750%, 10/15/2020	$ 582,918
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	316,560
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	470,000
	TOTAL	9,966,082
	Paper—0.4%
750,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	703,125
	Pharmaceuticals—4.1%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	205,000
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	205,500
145,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	146,244
385,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	390,294
1,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,042,125
625,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	664,062
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	408,769
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	54,840
200,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	202,250
419,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	324,725
625,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	456,250
1,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	1,353,156
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	726,125
525,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	438,375
	TOTAL	6,617,715
	Refining—0.4%
675,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	685,125
	Restaurants—1.2%
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	1,039,815
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	124,063
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	73,875
125,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	126,562
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	505,937
	TOTAL	1,870,252
	Retailers—1.2%
175,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 3/15/2023	131,250
150,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.625%, 5/15/2024	151,155
250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	247,900
375,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	375,937
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	532,875
325,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	324,187
125,000	Rite Aid Corp., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2023	104,063
50,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	51,875
	TOTAL	1,919,242
	Supermarkets—0.8%
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	155,063
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	572,250
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	558,250
	TOTAL	1,285,563
	Technology—8.4%
700,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	680,750
375,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	396,094
175,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	170,791
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	$ 715,773
275,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	286,688
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	127,031
725,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	713,219
100,000	First Data Corp., 144A, 5.000%, 1/15/2024	102,463
250,000	First Data Corp., 144A, 5.375%, 8/15/2023	256,095
775,000	First Data Corp., 144A, 5.750%, 1/15/2024	799,800
250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	253,300
725,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	647,701
675,000	Infor Software Parent, Inc., 144A, 7.125%, 5/1/2021	679,293
825,000	Infor US, Inc., 6.500%, 5/15/2022	839,437
675,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	691,031
675,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	693,562
150,000	MSCI, Inc., 144A, 5.750%, 8/15/2025	158,250
475,000	NCR Corp., 6.375%, 12/15/2023	489,573
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	178,596
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, 144A, 5.625%, 12/15/2026	462,375
375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	286,875
475,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	480,641
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	213,000
200,000	Solera LLC/Solera Finance, Inc., 144A, 10.500%, 3/1/2024	217,784
200,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	204,875
750,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	772,500
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	361,406
1,075,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,088,437
475,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	454,219
	TOTAL	13,421,559
	Utility - Electric—2.5%
150,000	Calpine Corp., 144A, 5.250%, 6/1/2026	149,813
550,000	Calpine Corp., 5.750%, 1/15/2025	548,625
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	863,156
650,000	NRG Energy, Inc., 6.250%, 5/1/2024	671,937
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	413,977
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,188
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	49,650
750,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	726,562
150,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	153,938
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	182,437
200,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	208,500
	TOTAL	4,021,783
	Wireless Communications—3.9%
200,000	Altice France SA, 144A, 8.125%, 2/1/2027	202,500
675,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	594,000
1,275,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,252,687
500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	481,875
825,000	Sprint Corp., 7.125%, 6/15/2024	839,438
825,000	Sprint Corp., 7.875%, 9/15/2023	868,312
475,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	485,688
200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	200,641
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	348,250
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$ 275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	$ 283,250
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	313,140
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	347,750
	TOTAL	6,217,531
	TOTAL CORPORATE BONDS (IDENTIFIED COST $156,696,581)	153,807,223
	REPURCHASE AGREEMENT—3.1%
5,021,000	Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $5,021,000)	5,021,000
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $161,717,581)	158,828,223
	OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	1,742,904
	TOTAL NET ASSETS—100%	$ 160,571,127
1	Subsequent to March 31, 2019, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
11

Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—78.1%
		Communication Services—0.7%
25,879		JC Decaux SA	$ 789,027
2,700	[1]	Spotify Technology SA	374,760
		TOTAL	1,163,787
		Consumer Discretionary—6.8%
3,385	[1]	Alibaba Group Holding Ltd., ADR	617,593
727	[1]	Amazon.com, Inc.	1,294,605
14,000	[1,2]	Canada Goose Holdings, Inc.	672,280
1,300	[1]	Etsy, Inc.	87,386
24,220	[1]	Floor & Decor Holdings, Inc.	998,348
14,670	[1,2]	GreenTree Hospitality Group Ltd., ADR	202,886
14,600	[1]	GrubHub, Inc.	1,014,262
9,107		Hilton Worldwide Holdings, Inc.	756,883
2,618		Home Depot, Inc.	502,368
16,600		Las Vegas Sands Corp.	1,011,936
20,780	[1]	Levi Strauss & Co.	489,369
25,700		Moncler S.p.A	1,038,786
782,100		NagaCorp Ltd.	1,093,853
1,335	[1]	Planet Fitness, Inc.	91,741
2,750	[1]	Takeaway.com Holding BV	208,862
4,200		Vail Resorts, Inc.	912,660
13,705		Wingstop, Inc.	1,041,991
		TOTAL	12,035,809
		Energy—0.5%
24,701	[1]	New Fortress Energy LLC	288,508
4,100		Pioneer Natural Resources, Inc.	624,348
		TOTAL	912,856
		Financials—3.6%
9,400	[1]	ARYA Sciences Acquisition Corp.	97,290
6,130		Ares Management Corp.	142,277
4,500		BlackRock, Inc.	1,923,165
121,900		FinecoBank Banca Fineco SPA	1,608,551
19,445	[1]	Focus Financial Partners, Inc.	693,020
19,200		Hamilton Lane, Inc.	836,736
34,600		Mediobanca Spa	359,690
28,000	[1]	Qudian, Inc., ADR	141,680
39,200		Two Harbors Investment Co.	530,376
		TOTAL	6,332,785
		Health Care—31.6%
13,400		Abbott Laboratories	1,071,196
5,500		Agilent Technologies, Inc.	442,090
11,780	[1]	Albireo Pharma, Inc.	379,434
16,433	[1]	Alector, Inc.	307,626
15,462	[1,3]	Alector, Inc.	237,637
2,400	[1]	Align Technology, Inc.	682,392
27,324	[1,2]	Amarin Corporation PLC., ADR	567,246
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
22,700	[1]	Amphastar Pharmaceuticals, Inc.	$ 463,761
9,620	[1]	AnaptysBio, Inc.	702,741
49,400	[1]	Argenx SE	6,130,958
17,101	[1]	Atara Biotherapeutics, Inc.	679,765
332	[1]	BioNano Genomics, Inc.	1,451
23,000	[1]	Boston Scientific Corp.	882,740
16,663	[1,2]	CRISPR Therapeutics AG	595,202
63,581	[1]	Calithera Biosciences, Inc.	428,536
44,400	[1]	Catabasis Pharmaceuticals, Inc.	351,648
286,829	[1]	Corcept Therapeutics, Inc.	3,367,372
11,300		Danaher Corp.	1,491,826
9,494	[1]	Dexcom, Inc.	1,130,735
63,400	[1]	Dynavax Technologies Corp.	463,454
7,200	[1]	Editas Medicine, Inc.	176,040
2,500	[1]	Edwards Lifesciences Corp.	478,325
8,288	[1]	GW Pharmaceuticals PLC, ADR	1,397,108
13,300	[1]	Galapagos NV	1,552,230
24,200	[1]	Galapagos NV, ADR	2,850,276
7,249	[1]	Genmab A/S	1,258,149
15,300	[1]	Glaukos Corp.	1,199,061
12,679	[1]	Gossamer Bio, Inc.	274,754
2,700	[1]	IDEXX Laboratories, Inc.	603,720
6,729	[1]	Illumina, Inc.	2,090,633
11,200	[1,2]	Insulet Corp.	1,065,008
14,200	[1,2]	Intellia Therapeutics, Inc.	242,536
13,500	[1]	Intersect ENT, Inc.	434,025
1,836	[1]	iRhythm Technologies, Inc.	137,627
162,987	[1]	Minerva Neurosciences, Inc.	1,281,078
5,400	[1]	PRA Health Sciences, Inc.	595,566
4,100	[1]	Penumbra, Inc.	602,741
23,000	[1]	Puma Biotechnology, Inc.	892,170
14,700	[1]	Repligen Corp.	868,476
17,200	[1]	Rhythm Pharmaceuticals, Inc.	471,452
139,400	[1,2]	Scynexis, Inc.	210,494
29,400	[1]	Spark Therapeutics, Inc.	3,348,072
4,300		Stryker Corp.	849,336
32,100	[1]	Tandem Diabetes Care, Inc.	2,038,350
5,328	[1,2]	Teladoc, Inc.	296,237
8,100	[1,2]	Twist Bioscience Corp.	187,758
33,700	[1]	Ultragenyx Pharmaceutical, Inc.	2,337,432
21,400	[1,2]	UniQure N.V.	1,276,510
41,022	[1]	Veeva Systems, Inc.	5,204,051
3,954	[1]	Vericel Corp.	69,234
20,382	[1]	Zogenix, Inc.	1,121,214
		TOTAL	55,787,473
		Industrials—8.9%
40,044		Air Lease Corp.	1,375,511
54,700	[1]	Azul S.A., ADR	1,597,787
4,300	[1]	CoStar Group, Inc.	2,005,606
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
7,223		Fortive Corp.	$ 605,937
88,000		GrafTech International Ltd.	1,125,520
21,440		Heico Corp.	2,034,013
16,695	[1]	IHS Markit Ltd.	907,874
5,950	[1]	Lyft, Inc.	465,826
17,800	[1]	Mercury Systems, Inc.	1,140,624
8,300		Roper Technologies, Inc.	2,838,351
16,034	[1,2]	Upwork, Inc.	306,891
10,500		Verisk Analytics, Inc.	1,396,500
		TOTAL	15,800,440
		Information Technology—19.6%
2,000	[1,2]	2U, Inc.	141,700
1,575	[1]	Adobe, Inc.	419,722
61,000	[1]	Advanced Micro Devices, Inc.	1,556,720
6,410	[1]	Ansys, Inc.	1,171,171
4,700		Broadcom, Inc.	1,413,337
19,600	[1]	Coupa Software, Inc.	1,783,208
2,000	[1]	DocuSign, Inc.	103,680
9,855	[1]	Dropbox, Inc.	214,839
1,500	[1]	Everbridge, Inc.	112,515
212,300		Evry AS	782,990
55,000	[1,2]	GDS Holdings Ltd., ADR	1,962,950
23,740	[1]	GoDaddy, Inc.	1,785,011
3,620	[1]	Guidewire Software, Inc.	351,719
38,400		Marvell Technology Group Ltd.	763,776
2,800	[1]	Okta, Inc.	231,644
58,300	[1]	PagSeguro Digital Ltd.	1,740,255
15,850	[1]	Q2 Holdings, Inc.	1,097,771
32,100	[1]	Radware Ltd.	838,773
18,015	[1]	Rapid7, Inc.	911,739
17,600	[1]	RealPage, Inc.	1,068,144
3,475	[1]	Salesforce.com, Inc.	550,336
17,200	[1]	ServiceNow, Inc.	4,239,628
8,105	[1]	Shopify, Inc.	1,674,655
24,900	[1]	Splunk, Inc.	3,102,540
7,000	[1]	Tyler Technologies, Inc.	1,430,800
17,300	[1]	Workday, Inc.	3,336,305
12,800	[1]	Worldpay, Inc.	1,452,800
17,400	[1,2]	Zuora, Inc.	348,522
		TOTAL	34,587,250
		Materials—3.7%
20,600		Agnico Eagle Mines Ltd.	896,100
50,000	[1]	B2Gold Corp.	139,933
40,700		Barrick Gold Corp.	557,997
11,500	[1]	Endeavour Financial Corp.	172,627
62,100		Goldcorp, Inc., Class A	710,424
8,080	[1]	Ingevity Corp.	853,329
43,200	[1]	Kinross Gold Corp.	148,608
4,800		Kirkland Lake Gold Ltd.	145,968
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
9,300		Newcrest Mining Ltd.	$ 168,041
42,200		OceanaGold Corp.	132,630
16,200		Osisko Gold Royalties Ltd.	182,088
21,400	[1,2]	Pretium Resources, Inc.	183,184
3,925		Sherwin-Williams Co.	1,690,537
6,600		Westlake Chemical Corp.	447,876
58,801		Yamana Gold, Inc.	153,468
		TOTAL	6,582,810
		Real Estate—2.7%
7,870		Americold Realty Trust	240,114
8,038	[1]	CBRE Group, Inc.	397,479
8,900		Crown Castle International Corp.	1,139,200
27,330		JBG Smith Properties	1,130,095
7,600		Lamar Advertising Co.	602,376
15,200		MGM Growth Properties LLC	490,200
10,328		Ryman Hospitality Properties	849,375
		TOTAL	4,848,839
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,283,110)	138,052,049
		WARRANTS—0.1%
		Health Care—0.1%
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	87,329
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	61,530
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	3,073
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/25/2022	7,350
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2019	18,940
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 6/24/2021	8,007
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	186,229
		REPURCHASE AGREEMENTS—25.0%
$ 5,379,088		Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (purchased with proceeds from securities lending collateral).	5,379,088
38,755,000		Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520.	38,755,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $44,134,088)	44,134,088
		TOTAL INVESTMENT IN SECURITIES—103.2% (IDENTIFIED COST $117,418,498)	182,372,366
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[4]	(5,572,057)
		TOTAL NET ASSETS—100%	$ 176,800,309
4

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2019, were as follows:
	Balance of Shares Held 12/31/2018	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 3/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)**	Dividend Income**
Energy
New Fortress Energy LLC	—	24,701	—	24,701	$ 288,508	$ (57,281)	$ —	$—
Financials
ARYA Sciences Acquisition Corp.	9,400	—	—	9,400	$ 97,290	$ 1,034	$ —	$—
Health Care
Albireo Pharma, Inc.	11,780	—	—	11,780	$ 379,434	$ 90,470	$ —	$—
Argenx SE	49,400	—	—	49,400	$ 6,130,958	$1,353,347	$ —	$—
Calithera Biosciences, Inc.	63,581	—	—	63,581	$ 428,536	$ 173,576	$ —	$—
Catabasis Pharmaceuticals, Inc.	21,500	22,900	—	44,400	$ 351,648	$ 143,193	$ —	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	215,000	—	(193,500)	21,500	$ 87,329	$ 53,638	$ —	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	—	11,450	—	11,450	$ 61,530	$ 61,530	$ —	$—
*ContraFect Corp.	138,700	—	(138,700)	—	$ —	$ (19,514)	$ (159,684)	$—
*ContraFect Corp., Warrants, Expiration Date 7/27/2021	42,500	—	—	42,500	$ 3,073	$ (15,615)	$ —	$—
*ContraFect Corp., Warrants, Expiration Date 7/25/2022	87,500	—	—	87,500	$ 7,350	$ (28,446)	$ —	$—
Corcept Therapeutics, Inc.	302,381	—	(15,552)	286,829	$ 3,367,372	$ (445,274)	$ (39,571)	$—
Dynavax Technologies Corp.	63,400	—	—	63,400	$ 463,454	$ (116,656)	$ —	$—
Minerva Neurosciences, Inc.	162,987	—	—	162,987	$ 1,281,078	$ 182,545	$ —	$—
Scynexis, Inc.	139,400	—	—	139,400	$ 210,494	$ 143,345	$ —	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2019	25,200	—	—	25,200	$ 18,940	$ 17,191	$ —	$—
Scynexis, Inc., Warrants, Expiration Date 6/24/2021	21,060	—	—	21,060	$ 8,007	$ 7,775	$ —	$—
*UniQure N.V.	32,600	—	(11,200)	21,400	$ 1,276,510	$ 776,714	$ 159,115	$—
Affiliated issuer no longer held at period end	15,315	—	(15,315)	—	$ —	$ 918,915	$1,079,363	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,401,704	59,051	(374,267)	1,086,488	$14,461,511	$3,240,487	$1,039,223	$—
*	At March 31, 2018, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2019, securities subject to this type of arrangement and related collateral were as follows:]
Market Value of Securities Loaned	Market Value of Collateral
$5,247,307	$5,379,088
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
5

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$101,121,345 [1]	$ —	$237,637	$101,358,982
International	21,701,930	14,991,137	—	36,693,067
Debt Securities:
Warrants	—	186,229	—	186,229
Repurchase Agreements	—	44,134,088	—	44,134,088
TOTAL SECURITIES	$122,823,275	$59,311,454	$237,637	$182,372,366
1	Includes $1,569 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7

Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.9%
		Communication Services—2.8%
111,790		AT&T, Inc.	$ 3,505,735
65,311		CenturyLink, Inc.	783,079
934	[1]	Charter Communications, Inc.	324,014
80,702		Comcast Corp., Class A	3,226,466
44	[1]	DISH Network Corp., Class A	1,394
4,021	[1]	Discovery, Inc.	102,214
7,534	[1]	Fox Corp., Class A	276,573
3,526	[1]	Fox Corp. , Class B	126,513
5,222	[1]	Liberty Sirius Group, Class A	199,376
11,839	[1]	Liberty Sirius Group, Class C	452,723
64,723		News Corp., Inc.	808,390
14,851		Telephone and Data System, Inc.	456,371
2,623	[1]	U.S. Cellular Corp.	120,422
102,717		Verizon Communications, Inc.	6,073,656
9,017		Viacom, Inc., Class A	292,602
266		Viacom, Inc., Class B	7,467
27,579		Walt Disney Co.	3,062,096
		TOTAL	19,819,091
		Consumer Discretionary—2.1%
2,153		Advance Auto Parts, Inc.	367,151
1,482	[1]	AutoZone, Inc.	1,517,746
522		Best Buy Co., Inc.	37,093
812	[1]	Bright Horizons Family Solutions, Inc.	103,213
248		Carnival Corp.	12,579
2,359		Darden Restaurants, Inc.	286,548
24,943		Dick's Sporting Goods, Inc.	918,152
21,364		Extended Stay America, Inc.	383,484
10,995		Foot Locker, Inc.	666,297
116,343		Ford Motor Co.	1,021,492
69,304		Gentex Corp.	1,433,207
8,034		Kohl's Corp.	552,498
8,401		Las Vegas Sands Corp.	512,125
21,175		McDonald's Corp.	4,021,132
17,669		Newell Brands, Inc.	271,042
3,007	[1]	Norwegian Cruise Line Holdings Ltd.	165,265
43,087		Pulte Group, Inc.	1,204,713
10,876		Tapestry, Inc.	353,361
2,999		Target Corp.	240,700
5,322	[1]	Under Armour, Inc.	100,426
3,261		V.F. Corp.	283,413
90		Yum China Holdings, Inc.	4,042
1,799		Yum! Brands, Inc.	179,558
		TOTAL	14,635,237

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—3.2%
19,076		Colgate-Palmolive Co.	$ 1,307,469
9,262	[1]	Herbalife Ltd.	490,793
10,048		Hershey Foods Corp.	1,153,812
1,932		Lamb Weston Holdings, Inc.	144,784
15,025		Molson Coors Brewing Co., Class B	896,241
59,410		Mondelez International, Inc.	2,965,747
6,475		PepsiCo, Inc.	793,511
49,012		Philip Morris International, Inc.	4,332,171
53,000		Procter & Gamble Co.	5,514,650
1,050	[1]	TreeHouse Foods, Inc.	67,778
9,373		Walgreens Boots Alliance, Inc.	593,030
43,841		WalMart, Inc.	4,275,813
		TOTAL	22,535,799
		Energy—3.9%
11,791		Anadarko Petroleum Corp.	536,255
24,642		Cabot Oil & Gas Corp., Class A	643,156
40,075		Chevron Corp.	4,936,438
2,959		Cimarex Energy Co.	206,834
45,504		ConocoPhillips	3,036,937
15,861		Devon Energy Corp.	500,573
12,757		EOG Resources, Inc.	1,214,211
81,505		Exxon Mobil Corp.	6,585,604
7,663		Hess Corp.	461,542
49,966		Kinder Morgan, Inc.	999,820
16,801		Marathon Oil Corp.	280,745
10,986		Marathon Petroleum Corp.	657,512
1,986		ONEOK, Inc.	138,702
34,100		Occidental Petroleum Corp.	2,257,420
19,933		Phillips 66	1,897,024
3,245		Pioneer Natural Resources, Inc.	494,149
23,788		Schlumberger Ltd.	1,036,443
13,541		Valero Energy Corp.	1,148,683
10,784	[1]	WPX Energy, Inc.	141,378
3,077	[1]	Whiting Petroleum Corp.	80,433
		TOTAL	27,253,859
		Financials—8.6%
29,912		AXA Equitable Holdings, Inc.	602,428
6,877		Aflac, Inc.	343,850
13,700		Allstate Corp.	1,290,266
62,169		Ally Financial, Inc.	1,709,026
4,810		Ameriprise Financial, Inc.	616,161
201,927		Bank of America Corp.	5,571,166
29,740	[1]	Berkshire Hathaway, Inc.	5,974,469
7,501	[1]	Brighthouse Financial, Inc.	272,211
13,841		CIT Group Holdings, Inc.	663,953
19,542		CNA Financial Corp.	847,146
7,608		Capital One Financial Corp.	621,498
73,202		Chimera Investment Corp.	1,371,805
55,988		Citigroup, Inc.	3,483,573

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
47,565		Citizens Financial Group, Inc.	$ 1,545,862
922		Comerica, Inc.	67,601
18,071		Discover Financial Services	1,285,932
34,588		E*Trade Group, Inc.	1,605,921
63,152		Fifth Third Bancorp	1,592,693
6,459		Goldman Sachs Group, Inc.	1,240,063
20,912		Huntington Bancshares, Inc.	265,164
83,620		JPMorgan Chase & Co.	8,464,853
16,503		KeyCorp	259,922
11,753		Lazard Ltd., Class A	424,753
23,474		Lincoln National Corp.	1,377,924
23,977		Loews Corp.	1,149,218
48,547		MetLife, Inc.	2,066,646
39,432		Morgan Stanley	1,664,030
29,133		Navient Corp.	337,069
22,598		New York Community Bancorp, Inc.	261,459
32,553		OneMain Holdings, Inc.	1,033,558
12,263		PNC Financial Services Group	1,504,180
7,624		Principal Financial Group, Inc.	382,649
23,773		Prudential Financial, Inc.	2,184,263
85,355		Regions Financial Corp.	1,207,773
3,186		Reinsurance Group of America	452,348
4,960		SunTrust Banks, Inc.	293,880
30,772		Synchrony Financial	981,627
4,194		U.S. Bancorp	202,109
41,033		Unum Group	1,388,146
91,909		Wells Fargo & Co.	4,441,043
		TOTAL	61,048,238
		Health Care—6.1%
52,520		Abbott Laboratories	4,198,449
10,123		Allergan PLC	1,482,109
4,724		Amgen, Inc.	897,466
3,305		Anthem, Inc.	948,469
21,900		Baxter International, Inc.	1,780,689
4,759	[1]	Biogen, Inc.	1,124,932
26,140		Bristol-Myers Squibb Co.	1,247,139
2,505		CIGNA Corp.	402,854
27,451		CVS Health Corp.	1,480,433
7,908		Cardinal Health, Inc.	380,770
276		Cooper Cos., Inc.	81,743
2,871		Danaher Corp.	379,029
2,615	[1]	DaVita HealthCare Partners, Inc.	141,968
4,880		Dentsply Sirona, Inc.	241,999
13,433		Eli Lilly & Co.	1,743,066
8,501		Gilead Sciences, Inc.	552,650
9,505		HCA Healthcare, Inc.	1,239,262
35,498	[1]	Hologic, Inc.	1,718,103
46,558		Johnson & Johnson	6,508,343
13,023		McKesson Corp.	1,524,472

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
22,837		Medtronic PLC	$ 2,079,994
58,427		Merck & Co., Inc.	4,859,374
5,690	[1]	Mylan NV	161,255
94,990		Pfizer, Inc.	4,034,225
21,933	[1]	Premier, Inc.	756,469
7,646		Thermo Fisher Scientific, Inc.	2,092,863
3,482		West Pharmaceutical Services, Inc.	383,716
3,374		Zimmer Biomet Holdings, Inc.	430,860
		TOTAL	42,872,701
		Industrials—3.1%
35,418		ADT, Inc.	226,321
7,231		Ametek, Inc.	599,956
18,954		CSX Corp.	1,418,138
3,003		Caterpillar, Inc.	406,877
3,978		Crane Co.	336,618
4,883		Cummins, Inc.	770,879
1,241		Curtiss Wright Corp.	140,655
18,252		Delta Air Lines, Inc.	942,716
7,939		Dover Corp.	744,678
2,940		Eaton Corp. PLC	236,846
24,288		Emerson Electric Co.	1,662,999
202,393		General Electric Co.	2,021,906
34,789	[1]	HD Supply, Inc.	1,508,103
14,929		Honeywell International, Inc.	2,372,517
5,531	[1]	IHS Markit Ltd.	300,776
6,723		Ingersoll-Rand PLC, Class A	725,748
3,440		KAR Auction Services, Inc.	176,506
2,448		Lennox International, Inc.	647,251
9,356		Masco Corp.	367,784
1,802		Norfolk Southern Corp.	336,776
2,614		Parker-Hannifin Corp.	448,615
1,042		Pentair PLC	46,380
60		Republic Services, Inc.	4,823
14,997		Southwest Airlines Co.	778,494
6,878		Terex Corp.	220,990
25,795		Textron, Inc.	1,306,775
8,050	[1]	USG Corp.	348,565
13,422	[1]	United Continental Holdings, Inc.	1,070,807
6,369		United Technologies Corp.	820,901
10,990		Waste Management, Inc.	1,141,971
		TOTAL	22,132,371
		Information Technology—3.9%
24,235	[1]	Arris International PLC	766,068
2,396	[1]	Aspen Technology, Inc.	249,807
2,971	[1]	Autodesk, Inc.	462,941
1,434		Broadcom, Inc.	431,218
95,051		Cisco Systems, Inc.	5,131,804
18,265	[1]	Dell Technologies, Inc.	1,071,973
2,291		Dolby Laboratories, Class A	144,264

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,512		FLIR Systems, Inc.	$ 262,261
3,462		Fidelity National Information Services, Inc.	391,552
7,011		Hewlett-Packard Co.	136,224
5,095		IBM Corp.	718,905
123,509		Intel Corp.	6,632,433
5,651	[1]	Keysight Technologies, Inc.	492,767
8,702		Marvell Technology Group Ltd.	173,083
12,732	[1]	Micron Technology, Inc.	526,214
16,338		Microsoft Corp.	1,926,904
6,833		NXP Semiconductors NV	603,969
13,603		National Instruments Corp.	603,429
30,215	[1]	Nuance Communications, Inc.	511,540
66,778		Oracle Corp.	3,586,646
2,793	[1]	Qorvo, Inc.	200,342
28,306		Qualcomm, Inc.	1,614,291
7,721		Sabre Corp.	165,152
12,863		Western Digital Corp.	618,196
9,189		Xerox Corp.	293,864
		TOTAL	27,715,847
		Materials—1.6%
6,875		Air Products & Chemicals, Inc.	1,312,850
9,038		Ball Corp.	522,939
3,081		Bemis Co., Inc.	170,934
16,322		CF Industries Holdings, Inc.	667,243
9,532		Celanese Corp.	939,950
15,462		Domtar, Corp.	767,688
29,509		DowDuPont, Inc.	1,573,125
22,258		Freeport-McMoRan, Inc.	286,905
22,906		Huntsman Corp.	515,156
2,949		LyondellBasell Investment LLC	247,952
33,544		Mosaic Co./The	916,087
3,391		RPM International, Inc.	196,814
16,161		Royal Gold, Inc.	1,469,520
66,269		Valvoline, Inc.	1,229,952
6,722		WestRock Co.	257,789
		TOTAL	11,074,904
		Real Estate—2.1%
32,442		Apartment Investment & Management Co., Class A	1,631,508
72,136		Brookfield Property REIT, Inc.	1,478,067
7,657	[1]	CBRE Group, Inc.	378,639
45,675	[1]	Equity Commonwealth	1,493,116
41,884		HCP, Inc.	1,310,969
48,661		Host Marriott Corp.	919,693
12,538		Lamar Advertising Co.	993,762
75,320		Medical PPTYS Trust, Inc.	1,394,173
25,722		Park Hotels & Resorts, Inc.	799,440
11,857		Retail Properties of America, Inc.	144,537
6,434		SL Green Realty Corp.	578,545
8,243		Simon Property Group, Inc.	1,501,957

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
21,788		Spirit Realty Capital, Inc.	$ 865,637
10,487		VEREIT, Inc.	87,776
40,455		Weingarten Realty Investors	1,188,163
		TOTAL	14,765,982
		Utilities—2.5%
91,939		AES Corp.	1,662,257
7,311		Ameren Corp.	537,724
1,338		American Electric Power Co., Inc.	112,058
16,917		CMS Energy Corp.	939,570
14,381		CenterPoint Energy, Inc.	441,497
6,296		DTE Energy Co.	785,363
16,800		Dominion Energy, Inc.	1,287,888
4,630		Duke Energy Corp.	416,700
49,469		Exelon Corp.	2,479,881
36,460		NRG Energy, Inc.	1,548,821
3,198		NextEra Energy, Inc.	618,237
37,457		OGE Energy Corp.	1,615,146
11,334	[1]	P G & E Corp.	201,745
6,112		Pinnacle West Capital Corp.	584,185
29,216		UGI Corp.	1,619,151
52,895		Vistra Energy Corp.	1,376,857
31,925		Xcel Energy, Inc.	1,794,504
		TOTAL	18,021,584
		TOTAL COMMON STOCKS (IDENTIFIED COST $259,053,801)	281,875,613
		ADJUSTABLE RATE MORTGAGES—0.0%
$ 7,047	[2]	Federal National Mortgage Association ARM, 4.539%, 9/1/2037 (IDENTIFIED COST $7,098)	7,422
		ASSET-BACKED SECURITIES—0.0%
150,000	[2]	American Express Credit Account Master Trust 2014-1, Class A, 2.853% (1-month USLIBOR +0.370%), 12/15/2021	150,057
42,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	41,781
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $191,999)	191,838
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,335,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,338,454
85,000		Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	86,831
340,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	366,883
1,000,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,093,681
2,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	2,072,102
1,195,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	1,164,126
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	50,604
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	864,862
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	99,802
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	602,047
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	107,701
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,904,913)	7,847,093

Shares, Principal Amount or Contracts		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.1%
$790,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	$ 792,775
148,498	Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	148,085
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $894,689)	940,860
	CORPORATE BONDS—18.8%
	Basic Industry - Chemicals—0.1%
200,000	Albemarle Corp., 4.150%, 12/1/2024	206,778
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	207,297
600,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	610,489
	TOTAL	1,024,564
	Basic Industry - Metals & Mining—0.1%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	159,082
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	674,033
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	143,484
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	56,196
	TOTAL	1,032,795
	Basic Industry - Paper—0.1%
350,000	International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	328,933
161,000	International Paper Co., Sr. Unsecd. Note, 4.750%, 2/15/2022	168,816
	TOTAL	497,749
	Capital Goods - Aerospace & Defense—0.4%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	750,730
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	423,500
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	53,688
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	156,864
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	399,433
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	576,063
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	490,448
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	20,264
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	25,844
	TOTAL	2,896,834
	Capital Goods - Building Materials—0.1%
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	106,523
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	466,545
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	40,747
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	150,708
	TOTAL	764,523
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	738,811
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	462,800
	TOTAL	1,201,611
	Capital Goods - Diversified Manufacturing—0.6%
600,000	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, 144A, 4.625%, 1/13/2022	625,393
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	736,467
700,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	699,317
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	498,707
800,000	Siemens Financieringsmat, Sr. Unsecd. Note, 144A, 3.400%, 3/16/2027	811,407
800,000	Valmont Industries, Inc., 5.250%, 10/1/2054	752,659
	TOTAL	4,123,950

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.1%
$ 600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	$ 603,972
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	364,854
	TOTAL	968,826
	Communications - Cable & Satellite—0.5%
400,000	CCO Safari II LLC, 4.908%, 7/23/2025	422,166
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	280,893
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,569,297
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	349,373
600,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	628,322
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	297,492
	TOTAL	3,547,543
	Communications - Media & Entertainment—0.5%
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	622,121
600,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	584,062
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	264,218
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	144,665
180,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	203,993
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	492,485
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	99,358
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	611,213
300,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	278,449
	TOTAL	3,300,564
	Communications - Telecom Wireless—0.3%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	324,122
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	364,257
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	448,138
500,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	510,102
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	280,472
	TOTAL	1,927,091
	Communications - Telecom Wirelines—0.6%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	807,516
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	788,020
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	790,434
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	589,993
700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	680,677
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	547,342
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	137,537
	TOTAL	4,341,519
	Consumer Cyclical - Automotive—0.5%
150,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	149,778
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	199,104
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	505,977
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	312,834
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	383,844
600,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	586,017
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	721,923
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	204,168

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$600,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	$ 618,821
	TOTAL	3,682,466
	Consumer Cyclical - Retailers—0.5%
589,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	618,437
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	314,685
550,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	555,200
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	546,652
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	609,071
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	493,957
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	39,936
	TOTAL	3,177,938
	Consumer Cyclical - Services—0.5%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	820,927
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	403,698
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	418,404
800,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	822,814
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	419,024
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	475,135
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	202,129
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	30,556
	TOTAL	3,592,687
	Consumer Non-Cyclical - Food/Beverage—1.2%
900,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	905,821
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	167,977
835,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	788,340
485,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	514,468
200,000	Danone SA, Sr. Unsecd. Note, 144A, 2.589%, 11/2/2023	195,929
600,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	576,167
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	484,395
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	205,208
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	148,972
280,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	280,832
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	500,155
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	203,284
690,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	694,694
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	504,399
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	121,856
220,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	228,418
650,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.100%, 7/15/2021	637,885
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	796,189
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	487,545
400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 6/2/2047	380,573
	TOTAL	8,823,107
	Consumer Non-Cyclical - Health Care—0.3%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	206,647
600,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	598,884
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	210,035
100,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	103,504
820,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 4/1/2027	836,131

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	$ 10,147
	TOTAL	1,965,348
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	294,303
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	187,325
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	588,283
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	587,306
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	511,395
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	514,026
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	719,750
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	163,712
	TOTAL	3,566,100
	Consumer Non-Cyclical - Products—0.1%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	66,925
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	581,516
	TOTAL	648,441
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	553,265
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	182,294
	TOTAL	735,559
	Consumer Non-Cyclical - Tobacco—0.2%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	129,105
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	429,843
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	307,590
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	312,885
	TOTAL	1,179,423
	Energy - Independent—0.5%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	400,275
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	327,742
700,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	706,516
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	102,145
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	561,912
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	249,757
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	443,693
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	318,101
700,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	709,761
	TOTAL	3,819,902
	Energy - Integrated—0.5%
600,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	594,777
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	109,712
300,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	303,157
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	306,808
290,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	294,412
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	493,755
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	78,367
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	533,974
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	512,653
	TOTAL	3,227,615

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.4%
$ 225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	$ 228,817
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	42,269
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	72,713
450,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	442,172
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	232,300
450,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	462,033
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	241,928
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	331,282
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	118,887
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	203,258
490,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	490,847
		TOTAL	2,866,506
		Energy - Refining—0.2%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	605,994
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	241,937
600,000		Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	634,839
		TOTAL	1,482,770
		Financial Institution - Banking—3.3%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	608,824
495,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	495,486
250,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	259,682
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,812,313
250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	251,553
1,200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,204,345
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.241% (3-month USLIBOR+ 0.650%), 10/1/2021	50,166
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	178,929
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	51,003
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	306,524
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	778,889
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	199,128
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	502,820
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	127,867
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	791,092
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	567,613
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	899,359
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	255,042
30,000		Comerica, Inc., 3.800%, 7/22/2026	30,213
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	347,080
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	827,831
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,289,860
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	622,582
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,419,914
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	1,200,684
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	1,841,191
650,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	680,062
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	859,580
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	217,148
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	496,975
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	957,121

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	$ 290,019
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	282,640
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	403,298
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	252,024
600,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	601,468
60,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,180
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	293,158
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 3.974% (3-month USLIBOR +1.230%), 10/31/2023	50,822
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,307,750
		TOTAL	23,672,235
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	40,498
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	176,336
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	402,511
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	201,144
		TOTAL	820,489
		Financial Institution - Finance Companies—0.3%
750,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	786,455
1,100,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,020,954
		TOTAL	1,807,409
		Financial Institution - Insurance - Health—0.3%
600,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	621,758
350,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	359,222
800,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	786,957
		TOTAL	1,767,937
		Financial Institution - Insurance - Life—0.6%
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	832,192
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	826,485
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	423,497
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	452,930
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	363,359
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	159,290
500,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	501,202
170,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	151,925
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	745,441
		TOTAL	4,456,321
		Financial Institution - Insurance - P&C—0.4%
700,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	684,546
30,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	30,580
490,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	497,036
640,000		Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	656,936
500,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	790,273
		TOTAL	2,659,371
		Financial Institution - REIT - Apartment—0.3%
750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	757,148
750,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	773,126
200,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	203,724

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	$ 542,628
	TOTAL	2,276,626
	Financial Institution - REIT - Healthcare—0.3%
300,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	309,237
750,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	736,444
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	580,618
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	465,290
	TOTAL	2,091,589
	Financial Institution - REIT - Office—0.2%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	361,603
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	403,190
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	754,529
	TOTAL	1,519,322
	Financial Institution - REIT - Other—0.3%
820,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	828,290
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	687,698
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	260,171
	TOTAL	1,776,159
	Financial Institution - REIT - Retail—0.3%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	744,531
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	719,995
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	695,586
	TOTAL	2,160,112
	Technology—1.2%
600,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	594,824
1,350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	1,349,363
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	888,909
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	77,570
600,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	595,308
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	367,950
270,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	277,149
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	279,893
725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	711,972
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	206,993
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	389,904
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	250,397
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	205,399
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	203,940
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	614,865
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	257,505
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	604,248
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	21,046
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	205,668
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	27,943
	TOTAL	8,130,846
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	176,723

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 750,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	$ 722,241
	TOTAL	898,964
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	401,929
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2045	276,270
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	489,075
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	251,152
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	506,369
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	252,328
	TOTAL	2,177,123
	Utility - Electric—1.3%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	588,381
900,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	922,914
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	312,184
205,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	215,406
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	858,524
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	198,872
375,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	375,688
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	395,968
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	416,378
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	486,874
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	221,519
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	68,989
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	518,273
320,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	320,131
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	51,903
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	164,134
150,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	143,731
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	21,445
490,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	510,616
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	202,733
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	50,221
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	110,588
25,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	24,990
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	705,176
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	66,063
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	289,776
1,000,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	982,153
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	142,801
	TOTAL	9,366,431
	Utility - Natural Gas—0.4%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	198,489
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	787,762
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	724,762
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	120,874
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	744,884
	TOTAL	2,576,771
	TOTAL CORPORATE BONDS (IDENTIFIED COST $130,087,429)	132,553,136

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
$ 31,989	Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	$ 32,682
	Government National Mortgage Association—0.0%
7,438	Government National Mortgage Association, Pool 2796, 7.000%, 30 Year, 8/20/2029	8,339
4,309	Government National Mortgage Association, Pool 3040, 7.000%, 30 Year, 2/20/2031	4,875
12,222	Government National Mortgage Association, Pool 3188, 6.500%, 30 Year, 1/20/2032	13,718
14,567	Government National Mortgage Association, Pool 3239, 6.500%, 30 Year, 5/20/2032	16,401
	TOTAL	43,333
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $72,164)	76,015
	U.S. TREASURIES—11.4%
10,600,000	United States Treasury Bond, 2.750%, 8/15/2047	10,466,223
20,000	United States Treasury Bond, 2.750%, 11/15/2047	19,745
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,039
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,124,497
2,400,000	United States Treasury Note, 1.625%, 2/15/2026	2,294,530
7,000,000	United States Treasury Note, 1.875%, 12/31/2019	6,970,851
8,250,000	United States Treasury Note, 1.875%, 1/31/2022	8,169,636
1,000,000	United States Treasury Note, 2.000%, 10/31/2022	992,299
2,650,000	United States Treasury Note, 2.000%, 11/15/2026	2,587,279
2,300,000	United States Treasury Note, 2.125%, 11/30/2024	2,281,792
50,000	United States Treasury Note, 2.250%, 11/15/2027	49,511
5,700,000	United States Treasury Note, 2.500%, 6/30/2020	5,708,069
2,000,000	United States Treasury Note, 2.500%, 1/31/2021	2,007,344
11,500,000	United States Treasury Note, 2.500%, 2/28/2021	11,547,575
3,500,000	United States Treasury Note, 2.500%, 2/15/2022	3,527,004
4,000,000	United States Treasury Note, 2.625%, 7/15/2021	4,032,967
3,000,000	United States Treasury Note, 2.750%, 6/30/2025	3,078,734
40,000	United States Treasury Note, 2.875%, 5/31/2025	41,323
1,200,000	United States Treasury Note, 2.875%, 5/15/2028	1,247,561
2,000,000	United States Treasury Note, 3.125%, 11/15/2028	2,123,579
10,700,000	United States Treasury Note, 3.625%, 2/15/2021	10,958,086
3,224	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	3,209
10,623	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,830
	TOTAL U.S. TREASURIES (IDENTIFIED COST $78,613,296)	80,243,683
	PURCHASED PUT OPTION—0.0%
4,500	SPDR S&P 500 ETF Trust, Notional Amount $127,116,000, Exercise Price $270.00, Expiration Date: 4/18/2019 (IDENTIFIED COST $515,250)	245,250
	INVESTMENT COMPANIES—22.4%
1,648,355	Emerging Markets Core Fund	15,972,555
781,304	Federated Bank Loan Core Fund	7,695,841
4,096,859	Federated High Income Bond Fund II, Class P	25,113,746
9,385,289	Federated Mortgage Core Portfolio	91,412,717
2,028,502	Federated Project and Trade Finance Core Fund	18,276,805
1,018	Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	10,937
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $156,848,413)	158,482,601

Shares, Principal Amount or Contracts		Value
	REPURCHASE AGREEMENT—3.8%
$26,979,000	Interest in $1,120,000,000 joint repurchase agreement 2.600%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520.
	(IDENTIFIED COST $26,979,000)	$ 26,979,000
	TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $661,168,052)	689,442,511
	OTHER ASSETS AND LIABILITIES - NET—2.5%[3]	17,931,842
	TOTAL NET ASSETS—100%	$ 707,374,353
At March 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	421	$298,678,450	June 2019	$6,434,661
[1]United States Treasury Notes 2-Year Long Futures	150	$ 31,964,063	June 2019	$ 118,022
[1]United States Treasury Notes 5-Year Long Futures	200	$ 23,165,625	June 2019	$ 218,326
[1]United States Treasury Notes 10-Year Ultra Short Futures	120	$ 15,933,750	June 2019	$ (319,020)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$6,451,989
At March 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1SPDR S&P 500 ETF Trust (PUT-Option)	4,500	$127,116,000	April 2019	$260.00	$(74,250)
(PREMIUMS RECEIVED $206,997)
The average notional value of long and short futures contracts held by the Fund throughout the period was $180,522,707 and $16,015,195, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $183,744 and $121,938 respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $36,531 and $51,188, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Affiliates	Balance of Shares Held 12/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,696,947	162,156	(210,748)	1,648,355	$ 15,972,555	$ 809,439	$ (88,514)	$ 221,143
Federated Bank Loan Core Fund	769,550	11,754	—	781,304	$ 7,695,841	$ 169,174	$ —	$ 115,908
Federated High Income Bond Fund II, Class P	3,835,070	573,802	(312,013)	4,096,859	$ 25,113,746	$ 281,509	$ 31,201	$1,522,163
Federated Mortgage Core Portfolio	11,473,149	90,894	(2,178,754)	9,385,289	$ 91,412,717	$1,359,409	$ 32,376	$ 879,352
Federated Project and Trade Finance Core Fund	2,226,116	23,380	(220,994)	2,028,502	$ 18,276,805	$ 60,439	$(163,536)	$ 212,003
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,012	6	—	1,018	$ 10,937	$ 91	$ —	$ 41
TOTAL OF AFFILIATED TRANSACTIONS	20,001,844	861,992	(2,922,509)	17,941,327	$158,482,601	$2,680,061	$(188,473)	$2,950,610

1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$272,921,601	$ —	$—	$272,921,601
International	8,954,012	—	—	8,954,012
Debt Securities:
Adjustable Rate Mortgages	—	7,422	—	7,422
Asset-Backed Securities	—	191,838	—	191,838
Collateralized Mortgage Obligations	—	7,847,093	—	7,847,093
Commercial Mortgage-Backed Securities	—	940,860	—	940,860
Corporate Bonds	—	132,553,136	—	132,553,136
Mortgage-Backed Securities	—	76,015	—	76,015
U.S. Treasuries	—	80,243,683	—	80,243,683
Purchased Put Option	245,250	—	—	245,250
Investment Companies[1]	10,937	—	—	158,482,601
Repurchase Agreement	—	26,979,000	—	26,979,000
TOTAL SECURITIES	$282,131,800	$248,839,047	$—	$689,442,511
Other Financial Instruments
Assets
Futures Contracts	$ 6,771,009	$ —	$—	$ 6,771,009
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(319,020)	—	—	(319,020)
Written Options Contracts	(74,250)	—	—	(74,250)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 6,377,739	$ —	$—	$ 6,377,739
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $158,471,664 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated High Income Bond Fund II, Class P and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt

Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—98.4%
		Basic Industry - Chemicals—0.6%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$ 653,785
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	508,741
		TOTAL	1,162,526
		Basic Industry - Metals & Mining—2.1%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	234,544
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	666,872
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	478,755
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,036,974
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	323,763
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	1,119,702
		TOTAL	3,860,610
		Capital Goods - Aerospace & Defense—2.4%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	600,584
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	269,263
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	283,312
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	557,281
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	401,964
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.500%, 11/23/2020	269,290
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	297,369
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	493,730
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	320,763
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	693,174
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	304,962
		TOTAL	4,491,692
		Capital Goods - Building Materials—0.8%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	774,711
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	284,958
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	83,149
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	282,809
		TOTAL	1,425,627
		Capital Goods - Construction Machinery—0.8%
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	514,050
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	570,899
310,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	318,818
		TOTAL	1,403,767
		Capital Goods - Diversified Manufacturing—2.3%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	740,295
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	441,689
600,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	621,304
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	981,956
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	649,365
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	886,733
		TOTAL	4,321,342
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	505,249
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—3.0%
$ 940,000	CCO Safari II LLC, 3.579%, 7/23/2020	$ 947,097
567,000	CCO Safari II LLC, 4.464%, 7/23/2022	587,061
1,000,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,055,415
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	583,648
730,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	729,512
300,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	299,463
750,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	785,403
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	468,417
	TOTAL	5,456,016
	Communications - Media & Entertainment—1.4%
300,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	311,061
750,000	CBS Corp., 3.700%, 8/15/2024	763,074
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	247,889
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	243,359
400,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	428,638
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	504,393
	TOTAL	2,498,414
	Communications - Telecom Wireless—0.9%
600,000	American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	609,427
300,000	Crown Castle International Corp., 3.150%, 7/15/2023	300,028
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	355,055
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	402,981
	TOTAL	1,667,491
	Communications - Telecom Wirelines—1.9%
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	445,997
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	772,678
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	470,731
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	305,009
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	634,754
735,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	808,719
	TOTAL	3,437,888
	Consumer Cyclical - Automotive—2.8%
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.200%, 5/5/2020	248,086
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	497,763
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	232,463
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	597,555
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	492,650
920,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	909,344
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	498,087
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	287,883
350,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.250%, 1/13/2020	348,023
475,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	463,930
350,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	357,294
300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	309,410
	TOTAL	5,242,488
	Consumer Cyclical - Leisure—0.4%
658,683	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	680,904
	Consumer Cyclical - Lodging—0.2%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	464,062
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—2.7%
$ 600,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	$ 599,566
250,000	CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	252,131
580,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	589,594
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,309,497
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	609,071
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	506,206
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	473,389
560,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	577,891
	TOTAL	4,917,345
	Consumer Cyclical - Services—2.3%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	491,754
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	495,598
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	171,571
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	771,388
350,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	363,806
325,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	331,854
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	1,010,647
530,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	539,822
	TOTAL	4,176,440
	Consumer Non-Cyclical - Food/Beverage—7.3%
750,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	749,153
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	507,643
500,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	516,918
900,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	914,660
1,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,060,759
750,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	735,836
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	326,495
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	368,140
330,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	338,594
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	508,211
660,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	680,626
1,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,043,412
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	280,777
700,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	720,711
450,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	467,218
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	998,596
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	601,694
750,000	PepsiCo, Inc., 2.750%, 3/5/2022	757,544
250,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.000%, 4/15/2021	247,994
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	365,548
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	235,006
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,094
370,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	381,561
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	522,536
	TOTAL	13,386,726
	Consumer Non-Cyclical - Health Care—1.8%
420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	423,625
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	971,242
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	497,596
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	752,190
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	$ 241,358
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	501,607
	TOTAL	3,387,618
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	301,448
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	214,538
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	471,093
475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	473,662
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	301,138
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	67,026
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	588,283
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,008,641
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	202,462
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	180,019
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	500,494
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	349,343
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	210,559
310,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	318,696
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	224,739
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	514,107
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	858,536
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	491,136
	TOTAL	7,275,920
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	566,448
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,231,964
	TOTAL	1,798,412
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	730,101
	Consumer Non-Cyclical - Tobacco—1.1%
800,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	824,742
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	291,083
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.297%, 8/14/2020	495,199
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	402,281
	TOTAL	2,013,305
	Energy - Independent—1.7%
1,000,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,000,687
183,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	183,275
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	417,300
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	499,514
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	260,011
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	221,847
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	481,624
	TOTAL	3,064,258
	Energy - Integrated—2.8%
700,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.750%, 5/10/2023	697,964
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	519,146
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	524,426
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	676,324
585,000	Husky Energy, Inc., 4.000%, 4/15/2024	598,276
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	$ 243,651
800,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	815,200
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	172,723
525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	518,080
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	324,222
	TOTAL	5,090,012
	Energy - Midstream—4.3%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	505,658
350,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	351,558
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	597,053
470,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	486,260
460,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	478,060
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	288,771
900,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	930,466
1,000,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	1,034,519
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	353,087
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	398,173
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	346,288
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	594,434
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	532,606
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.750%, 6/15/2027	298,449
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	306,554
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	386,191
	TOTAL	7,888,127
	Energy - Oil Field Services—0.6%
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2023	479,750
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.000%, 12/21/2020	301,335
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	309,776
	TOTAL	1,090,861
	Energy - Refining—0.4%
215,000	Valero Energy Corp., 7.500%, 4/15/2032	274,848
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	413,618
	TOTAL	688,466
	Financial Institution - Banking—21.1%
750,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	747,691
500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	500,905
350,000	Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	353,466
450,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	461,746
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	245,240
250,000	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	249,166
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,257,763
1,450,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	1,441,500
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	490,442
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	521,548
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	298,692
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	558,010
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	301,692
350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	350,797
500,000	Citigroup, Inc., 4.125%, 7/25/2028	503,735
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	745,811
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	$ 726,943
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	509,217
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	513,528
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	156,558
500,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	510,083
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	671,738
480,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	495,827
300,000		Comerica, Inc., 3.800%, 7/22/2026	302,134
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.500%, 6/11/2021	504,529
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	495,828
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	394,699
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	620,692
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	499,984
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,235,510
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	512,123
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	512,632
500,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	513,884
841,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.750%, 8/7/2020	841,847
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,013,809
250,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	252,009
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	510,208
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	534,293
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,011,271
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,026,395
500,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.086%, 4/26/2021	501,473
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	401,570
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	254,060
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	252,272
1,940,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	1,931,326
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	746,054
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,003,361
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.750%, 1/25/2021	1,019,171
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	502,022
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	268,382
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,027,781
500,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	499,770
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	645,183
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	236,663
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	248,748
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	718,530
500,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	501,224
200,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	198,566
600,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	612,162
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	774,350
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	509,831
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	605,860
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,503,223
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	502,981
		TOTAL	38,858,508
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—1.4%
$ 170,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	$ 174,162
370,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	381,017
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	222,737
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	209,467
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	261,833
193,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	213,786
390,000	Stifel Financial Corp., 4.250%, 7/18/2024	401,857
190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	191,193
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	514,526
	TOTAL	2,570,578
	Financial Institution - Finance Companies—2.0%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	513,207
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	509,694
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	250,357
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,942,161
600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	556,884
	TOTAL	3,772,303
	Financial Institution - Insurance - Health—1.2%
300,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	307,904
650,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	674,323
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.700%, 7/15/2020	751,776
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	423,419
	TOTAL	2,157,422
	Financial Institution - Insurance - Life—1.3%
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	826,485
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	301,069
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	271,075
242,000	MetLife, Inc., Sr. Unsecd. Note, 4.750%, 2/8/2021	250,888
500,000	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	496,600
235,000	Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	233,637
	TOTAL	2,379,754
	Financial Institution - Insurance - P&C—1.2%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	199,193
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	244,481
680,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	707,322
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	249,545
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	307,266
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	474,164
	TOTAL	2,181,971
	Financial Institution - REIT - Apartment—0.8%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	398,764
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	552,805
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	312,033
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	191,734
	TOTAL	1,455,336
	Financial Institution - REIT - Healthcare—0.7%
500,000	Healthcare Trust of America, 3.700%, 4/15/2023	505,714
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	707,225
	TOTAL	1,212,939
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.6%
$ 140,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	$ 144,947
450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	470,289
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	476,794
	TOTAL	1,092,030
	Financial Institution - REIT - Other—0.6%
320,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	334,302
300,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	317,399
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	468,308
	TOTAL	1,120,009
	Financial Institution - REIT - Retail—0.8%
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	397,375
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	100,988
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	458,527
421,000	Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	436,644
	TOTAL	1,393,534
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	332,643
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	643,570
	TOTAL	976,213
	Technology—7.0%
500,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	512,336
650,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	644,392
900,000	Apple, Inc., Sr. Unsecd. Note, 3.200%, 5/13/2025	917,251
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	138,064
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	352,574
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	229,661
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	267,942
700,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	694,526
700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	753,559
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	338,800
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	81,974
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	84,861
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	515,561
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	665,726
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	524,892
460,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	478,472
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	316,829
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	513,497
1,500,000	Microsoft Corp., Sr. Unsecd. Note, 1.550%, 8/8/2021	1,465,019
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	728,479
300,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	299,546
190,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	191,950
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	768,697
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	306,680
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	355,536
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	265,668
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	201,817
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	359,920
	TOTAL	12,974,229
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—1.1%
$ 9,542	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	$ 9,929
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,119,684
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	851,967
	TOTAL	1,981,580
	Transportation - Services—0.7%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	251,152
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	255,836
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	123,273
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	279,036
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	151,397
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	253,169
	TOTAL	1,313,863
	Utility - Electric—5.7%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	317,301
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	418,330
380,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	381,143
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	512,730
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	206,868
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	244,124
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	497,179
1,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	1,001,835
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	178,468
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	462,360
380,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	393,643
270,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	264,280
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	229,969
235,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	242,244
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	596,292
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	140,748
375,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.900%, 4/1/2022	375,713
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	302,285
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	108,413
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	499,663
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	605,742
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	437,458
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	242,887
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	245,538
230,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	234,769
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	815,420
120,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	121,066
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	458,349
	TOTAL	10,534,817
	Utility - Natural Gas—1.3%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	248,111
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	1,024,466
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	602,364
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	246,570
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	302,868
	TOTAL	2,424,379
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.2%
$ 450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	$ 437,735
	TOTAL CORPORATE BONDS (IDENTIFIED COST $178,697,104)	180,962,867
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
764	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	883
	Federal National Mortgage Association—0.0%
9	Federal National Mortgage Association, Pool 50276, 9.500%, 2/1/2020	10
	Government National Mortgage Association—0.0%
2,021	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	2,162
2,437	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,688
3,390	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	3,772
4,915	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	5,422
7,602	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	8,387
46	Government National Mortgage Association, Pool 276337, 10.000%, 8/15/2019	46
4,959	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,559
1,222	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	1,365
3,447	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,900
12,221	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	13,719
8,698	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,793
18,927	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	21,335
921	Government National Mortgage Association, Pool 493514, 8.000%, 9/15/2030	993
4,759	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	5,473
	TOTAL	84,614
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,409)	85,507
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021 (IDENTIFIED COST $224,758)	231,187
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Commercial Mortgage—0.0%
69,686	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.482%, 8/15/2039 (IDENTIFIED COST $69,143)	69,888
	REPURCHASE AGREEMENT—1.2%
2,116,000	Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $2,116,000)	2,116,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $181,183,414)	183,465,449
	OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	461,709
	TOTAL NET ASSETS—100%	$ 183,927,158
10

At March 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Note 10-Year Long Futures	48	$5,962,500	June 2019	$ 83,517
3U.S. Treasury Long Bond Short Futures	23	$3,442,094	June 2019	$(89,177)
3U.S. Treasury Bond Ultra Short Futures	11	$1,848,000	June 2019	$(67,571)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(73,231)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,194,109 and $7,548,088, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
11

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$180,962,867	$—	$180,962,867
Mortgage-Backed Securities	—	85,507	—	85,507
Foreign Governments/Agency	—	231,187	—	231,187
Collateralized Mortgage Obligation	—	69,888	—	69,888
Repurchase Agreement	—	2,116,000	—	2,116,000
TOTAL SECURITIES	$ —	$183,465,449	$—	$183,465,449
Other Financial Instruments:[1]
Assets	$ 83,517	$ —	$—	$ 83,517
Liabilities	(156,748)	—	—	(156,748)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (73,231)	$ —	$—	$ (73,231)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12

Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—27.0%
	U.S. Treasury Bonds—4.3%
$ 500,000	2.250%, 8/15/2046	$ 446,581
1,500,000	2.750%, 8/15/2042	1,496,162
1,200,000	2.875%, 8/15/2045	1,218,348
650,000	3.125%, 8/15/2044	690,091
1,000,000	4.375%, 11/15/2039	1,272,107
	TOTAL	5,123,289
	U.S. Treasury Notes—22.7%
525,000	1.375%, 9/30/2023	505,699
3,000,000	1.750%, 5/15/2022	2,957,076
2,000,000	2.000%, 2/15/2023	1,982,985
1,700,000	2.250%, 11/15/2027	1,683,381
3,000,000	2.375%, 1/31/2023	3,016,311
3,000,000	2.500%, 1/15/2022	3,021,418
1,800,000	2.500%, 3/31/2023	1,818,759
1,000,000	2.500%, 2/28/2026	1,011,905
8,250,000	2.750%, 8/15/2021	8,344,472
2,500,000	2.750%, 7/31/2023	2,553,169
	TOTAL	26,895,175
	TOTAL U.S. TREASURIES (IDENTIFIED COST $31,382,802)	32,018,464
	ASSET-BACKED SECURITIES—0.5%
	Other—0.5%
204,045	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	204,559
218,803	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	218,688
161,128	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	161,226
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $583,916)	584,473
	GOVERNMENT AGENCIES—8.5%
	Federal Farm Credit System—1.1%
1,000,000	5.750%, 12/7/2028	1,247,963
	Federal Home Loan Bank System—3.9%
3,150,000	2.625%, 5/28/2020	3,161,844
1,100,000	7.125%, 2/15/2030	1,519,221
	TOTAL	4,681,065
	Federal Home Loan Mortgage Corporation—0.1%
72,000	6.750%, 9/15/2029	98,234
	Tennessee Valley Authority Bonds—3.4%
1,700,000	2.875%, 2/1/2027	1,712,742
2,000,000	4.650%, 6/15/2035	2,355,748
	TOTAL	4,068,490
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,980,459)	10,095,752
	MORTGAGE-BACKED SECURITIES—57.5%
	Federal Home Loan Mortgage Corporation—22.8%
694,172	3.000%, 11/1/2045	693,214
2,039,520	3.000%, 10/1/2046	2,032,244
799,481	3.000%, 10/1/2046	797,878
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 145,095	3.000%, 11/1/2046	$ 144,577
1,703,927	3.500%, 7/1/2042	1,749,431
1,404,334	3.500%, 9/1/2043	1,435,693
365,655	3.500%, 5/1/2046	372,220
1,090,597	3.500%, 7/1/2046	1,110,179
3,001,332	3.500%, 11/1/2047	3,052,408
2,507,804	4.000%, 12/1/2041	2,610,973
277,993	4.000%, 1/1/2042	289,429
1,888,561	4.000%, 3/1/2046	1,957,402
774,392	4.000%, 11/1/2047	801,894
366,511	4.000%, 12/1/2047	379,756
471,899	4.000%, 4/1/2048	486,889
2,514,787	4.000%, 7/1/2048	2,594,274
3,268	4.500%, 6/1/2019	3,267
28,697	4.500%, 10/1/2020	28,948
402,584	4.500%, 8/1/2040	427,473
885,722	4.500%, 12/1/2040	939,928
1,256,734	4.500%, 4/1/2041	1,333,645
2,949	5.000%, 7/1/2019	2,951
25,891	5.000%, 2/1/2021	26,258
446,536	5.000%, 1/1/2034	480,186
132,489	5.000%, 5/1/2034	142,564
114,967	5.000%, 4/1/2036	124,312
31,616	5.000%, 5/1/2036	34,183
24,202	5.000%, 6/1/2036	26,172
216,104	5.000%, 6/1/2040	232,999
9,878	5.500%, 12/1/2020	10,043
730,283	5.500%, 5/1/2034	797,316
14,323	5.500%, 12/1/2035	15,645
162,186	5.500%, 2/1/2036	177,363
57,475	5.500%, 5/1/2036	62,813
11,327	5.500%, 5/1/2036	12,402
16,330	5.500%, 5/1/2036	17,865
6,751	5.500%, 6/1/2036	7,396
3,845	5.500%, 6/1/2036	4,211
122,232	5.500%, 11/1/2037	133,972
219,995	5.500%, 1/1/2038	241,156
229,215	5.500%, 3/1/2040	250,331
5,624	6.000%, 1/1/2032	6,209
6,283	6.000%, 1/1/2032	7,000
33,181	6.000%, 2/1/2032	36,804
136,030	6.000%, 4/1/2036	152,924
35,769	6.000%, 5/1/2036	40,330
233,482	6.000%, 6/1/2037	264,350
28,992	6.000%, 7/1/2037	32,745
21,262	6.500%, 6/1/2022	22,165
1,282	6.500%, 5/1/2024	1,372
9,935	6.500%, 3/1/2029	11,004
4,840	6.500%, 6/1/2029	5,353
3,633	6.500%, 7/1/2029	4,028
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 613	6.500%, 9/1/2029	$ 676
75,406	6.500%, 5/1/2031	83,965
2,517	7.000%, 12/1/2029	2,841
1,096	7.000%, 6/1/2030	1,228
225	7.000%, 11/1/2030	255
187,523	7.000%, 4/1/2032	215,584
18,853	7.500%, 12/1/2030	21,692
12,452	7.500%, 1/1/2031	14,296
3,722	8.500%, 5/1/2030	4,315
1,099	9.000%, 2/1/2025	1,205
1,025	9.000%, 5/1/2025	1,134
	TOTAL	26,973,335
	Federal National Mortgage Association—22.1%
1,439,884	3.000%, 10/1/2046	1,434,398
2,103,204	3.000%, 11/1/2046	2,095,191
284,372	3.000%, 11/1/2046	283,288
179,199	3.000%, 1/1/2047	178,516
1,412,054	3.000%, 1/1/2047	1,406,674
81,072	3.000%, 2/1/2047	80,965
948,615	3.000%, 2/1/2048	944,704
495,382	3.000%, 2/1/2048	493,340
3,082,516	3.500%, 9/1/2042	3,165,672
1,917,647	3.500%, 8/1/2046	1,950,802
1,615,601	3.500%, 9/1/2046	1,653,630
2,514,382	3.500%, 12/1/2046	2,558,639
1,785,856	3.500%, 12/1/2047	1,823,429
890,573	3.500%, 1/1/2048	904,857
468,544	4.000%, 2/1/2041	488,770
1,231,470	4.000%, 12/1/2041	1,284,631
972,590	4.000%, 4/1/2042	1,011,081
784,875	4.000%, 2/1/2048	812,380
463,973	4.000%, 2/1/2048	479,508
860,454	4.000%, 2/1/2048	891,550
1,205	4.500%, 12/1/2019	1,204
405,570	4.500%, 10/1/2041	429,000
327,969	5.000%, 7/1/2034	353,351
39,474	5.000%, 11/1/2035	42,711
29,066	5.500%, 11/1/2021	29,816
147,889	5.500%, 9/1/2034	162,136
82,218	5.500%, 1/1/2036	90,140
98,908	5.500%, 4/1/2036	108,372
30,689	6.000%, 8/1/2021	31,563
4,504	6.000%, 7/1/2029	4,913
2,459	6.000%, 5/1/2031	2,716
13,057	6.000%, 5/1/2036	14,686
204,684	6.000%, 7/1/2036	231,012
6,586	6.000%, 7/1/2036	7,419
57,126	6.000%, 9/1/2037	64,186
89,169	6.000%, 11/1/2037	100,243
50,493	6.000%, 12/1/2037	54,575
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 137,018	6.000%, 3/1/2038	$ 154,627
1,928	6.500%, 6/1/2029	2,152
4,115	6.500%, 6/1/2029	4,574
695	6.500%, 6/1/2029	774
299	6.500%, 7/1/2029	332
520	6.500%, 7/1/2029	539
247	6.500%, 7/1/2029	275
6,826	6.500%, 7/1/2029	7,612
28	6.500%, 7/1/2029	32
337	6.500%, 7/1/2029	374
270	6.500%, 8/1/2029	295
9,462	6.500%, 9/1/2030	10,600
29,328	6.500%, 6/1/2031	32,903
23,691	6.500%, 4/1/2032	26,474
2,204	7.000%, 2/1/2024	2,358
3,837	7.000%, 10/1/2029	4,310
13,645	7.000%, 10/1/2029	15,465
4,500	7.000%, 11/1/2030	5,134
99,704	7.000%, 4/1/2031	114,027
91,337	7.000%, 4/1/2032	104,904
2,197	7.500%, 8/1/2028	2,470
269	7.500%, 9/1/2028	305
3,903	7.500%, 2/1/2030	4,472
2,890	8.000%, 7/1/2030	3,354
1,857	8.000%, 7/1/2030	2,152
	TOTAL	26,170,582
	Government Agency—0.4%
503,064	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	494,426
	Government National Mortgage Association—12.2%
2,956,551	3.000%, 11/20/2047	2,970,639
3,977,004	3.500%, 1/20/2048	4,060,750
1,279,836	3.500%, 2/20/2048	1,311,585
641,903	4.500%, 6/20/2039	678,758
559,712	4.500%, 10/15/2039	592,240
742,754	4.500%, 8/20/2040	785,400
1,954,362	4.500%, 9/20/2048	2,031,149
356,523	5.000%, 7/15/2034	380,236
25,295	6.000%, 4/15/2032	28,046
48,406	6.000%, 5/15/2032	53,971
145,090	6.000%, 4/15/2036	163,811
234,617	6.000%, 5/15/2036	264,647
295,234	6.000%, 5/15/2036	333,100
45,876	6.000%, 7/20/2036	51,446
44,146	6.000%, 5/20/2037	49,617
252,123	6.000%, 7/20/2038	282,790
5,807	6.500%, 12/15/2023	6,143
10,901	6.500%, 5/15/2024	11,564
2,939	6.500%, 6/15/2029	3,265
5,122	6.500%, 6/15/2031	5,713
5,662	6.500%, 7/20/2031	6,350
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 5,396	6.500%, 8/20/2031	$ 6,050
25,989	6.500%, 10/15/2031	29,309
62,018	6.500%, 12/15/2031	69,621
7,450	6.500%, 4/15/2032	8,359
29,620	6.500%, 5/15/2032	33,251
211,475	6.500%, 5/15/2032	239,225
1,738	7.500%, 10/15/2029	1,986
403	7.500%, 10/15/2029	461
5,199	7.500%, 3/20/2030	5,924
1,053	8.000%, 4/15/2030	1,221
	TOTAL	14,466,627
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $65,716,536)	68,104,970
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
	Non-Agency Mortgage-Backed Securities—1.9%
120,548	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,649
323,729	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	324,402
700,572	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	701,591
1,155,810	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,158,222
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,328,920)	2,263,864
	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
	Agency Commercial Mortgage-Backed Securities—3.4%
1,455,000	FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,491,489
2,500,000	FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,581,859
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,991,623)	4,073,348
	REPURCHASE AGREEMENT—0.8%
950,000	Interest in $1,120,000,000 joint repurchase agreement 2.600%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $950,000)	950,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $113,934,256)	118,090,871
	OTHER ASSETS AND LIABILITIES - NET—0.4%[1]	444,015
	TOTAL NET ASSETS—100%	$ 118,534,886
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
5

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing- service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
6